Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income before income taxes	$ 20,372,893	$ 14,620,087	$ 14,084,733
Adjustments for:
Share of loss of the investment accounted by the equity method	7,760	9,685
Depreciation and amortization	2,322,984	2,069,157	2,059,237
Interest income	(1,615,065)	(1,349,317)	(450,261)
Interest expense	826,708	1,125,862	855,519
Exchange loss	531,957	1,608,954	579,387
Exchange gain	(2,320,904)	(771,746)	(371,228)
Working capital variations:
Accounts receivable	(427,670)	161,248	(1,016,389)
Recoverable taxes and other current assets	(560,929)	(23,262)	(686,745)
Trade accounts payable and acrrued expenses	923,931	(240,795)	741,374
Total adjustments to reconcile profit (loss)	20,061,665	17,209,873	15,795,627
Income taxes paid	(4,490,624)	(3,764,682)	(2,277,190)
Net cash flows generated from operating activities	15,571,041	13,445,191	13,518,437
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment	(4,394,462)	(1,371,000)	(2,775,773)
Investment accounted by the equity method		(305,885)
Reimbursement of investment in joint venture		6,802
Loans (obtained) granted		47,922	(35,100)
Interest received	1,483,246	1,202,286	385,852
Restricted cash	(123,394)	(210,594)	(122,025)
Investment in financial instruments		(1,818,949)
Investment in financial instruments	281,261
Net cash flows used in investing activities	(2,753,349)	(2,449,418)	(2,547,046)
Financing activities
Restricted cash	(304,831)	15,922	(1,175,622)
Obtainment of long-term debt			3,947,522
Bank loans paid	(538,712)	(1,475,000)	(1,498,076)
Lease payments - Principal portion	(5,335)	(5,186)	(7,078)
Long-term debt paid	(224,914)	(200,535)	(222,568)
Interest paid	(938,155)	(1,067,106)	(1,079,621)
Capital reduction (non-controlling interest) and dividends paid (non-controlling interest)	(628,609)	(605,500)	(1,585,960)
Dividends paid	(6,277,800)	(5,979,000)	(4,509,000)
Net cash flows used from financing activities	(8,918,356)	(9,316,405)	(6,130,403)
Increase in cash and cash equivalents	3,899,336	1,679,368	4,840,988
Cash and cash equivalents at the beginning of the year	13,872,897	13,174,991	8,770,062
Exchange profit (loss) on cash and cash equivalents	2,311,224	(981,462)	(436,059)
Cash and cash equivalents at the end of the year	$ 20,083,457	$ 13,872,897	$ 13,174,991